Notes to the interim condensed consolidated statement of (income) loss - Revenues and other income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes to the interim condensed consolidated statement of (income) loss
Revenue	€ 41	€ 1,901
Total revenue	41	1,901
Tax Credits	2,630	3,631
Subsidies	5	3
Other	58	1,087
Other income	2,693	4,721
Total revenues and other income	€ 2,734	€ 6,622